Equity accounted investments - Joint ventures and associates segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Equity accounted investments
Investments in joint ventures and associates	R 11,812	R 9,866
Enaex Africa (Pty) Ltd
Equity accounted investments
Investments in joint ventures and associates	R 512
Interest in associates (as a percent)	49.00%
Mining
Equity accounted investments
Investments in joint ventures and associates	R 13	5
Energy
Equity accounted investments
Investments in joint ventures and associates	10,887	9,449
Base Chemicals
Equity accounted investments
Investments in joint ventures and associates	R 767	273
Base Chemicals | Enaex Africa (Pty) Ltd
Equity accounted investments
Interest in associates (as a percent)	49.00%
Performance Chemicals
Equity accounted investments
Investments in joint ventures and associates	R 16	16
Group Functions
Equity accounted investments
Investments in joint ventures and associates	R 129	R 123